13F-HR

11/15/03

0001103804
$o6ykotk

NONE
1

Carl Casler
212-672-7039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  280 Avenue New York, N.Y.
          New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	212-672-7030
Signature, Place and Date of Signing: New York, NY

    Brian Smith  November 15, 2003

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total: 1,587,425

FORM 13F INFORMATION TABLE
Expr1	NAME OF ISSUER	TITLE OF CLASS	Cusip	VALUEX($1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DISCRETN	OTHER MANAGERS	SOLE
D	Abgenix Inc	COMMON STOCK	00339B107	3521	243000	SH		SOLE		243000
D	Alexion Pharmaceuticals Inc	COMMON STOCK	015351109	34283	2025000	SH		SOLE		2025000
D	Astoria Financial Corp.	COMMON STOCK	046265104	28579	924900	SH		SOLE		924900
D	Bank of America Corp.	COMMON STOCK	060505104	23294	298500	SH		SOLE		298500
D	Bank One Corp	COMMON STOCK	06423A103	31893	825200	SH		SOLE		825200
D	Berkshire Hathaway Inc - Cl A	COMMON STOCK	084670108	79500	1060	SH		SOLE		1060
D	Biogen Inc	COMMON STOCK	090597105	22650	594200	SH		SOLE		594200
D	Biosite Inc	COMMON STOCK	090945106	4245	150000	SH		SOLE		150000
D	Carmax Inc.	COMMON STOCK	143130102	24634	754259	SH		SOLE		754259
D	CDW Computer Centers Inc.	COMMON STOCK	12512N105	26611	462000	SH		SOLE		462000
D	Celera Genomics Group	COMMON STOCK	038020202	2454	210000	SH		SOLE		210000
D	Clear Channel Communications	COMMON STOCK	184502102	30195	788400	SH		SOLE		788400
D	CMGI Inc.	COMMON STOCK	125750109	2	1463	SH		SOLE		1463
D	Concord EFS Inc	COMMON STOCK	206197105	10452	764600	SH		SOLE		764600
D	Connetics Corp	COMMON STOCK	208192104	4777	264700	SH		SOLE		264700
D	Countrywide Financial Corp.	COMMON STOCK	222372104	86976	1111100	SH		SOLE		1111100
D	Cree Inc	COMMON STOCK	225447101	31569	1704600	SH		SOLE		1704600
D	Cubist Pharmaceuticals Inc	COMMON STOCK	229678107	2170	200000	SH		SOLE		200000
D	Cypress Bioscience Inc.	COMMON STOCK	232674507	1722	224300	SH		SOLE		224300
D	Dollar General	COMMON STOCK	256669102	70540	3527000	SH		SOLE		3527000
D	Dollar Tree Stores Inc	COMMON STOCK	256747106	1214	36200	SH		SOLE		36200
D	Drugstore.com Inc	COMMON STOCK	262241102	872	114100	SH		SOLE		114100
D	Ebay Inc.	COMMON STOCK	278642103	178814	3333600	SH		SOLE		3333600
D	Emisphere Technologies	COMMON STOCK	291345106	4459	614300	SH		SOLE		614300
D	Everest Re Group	COMMON STOCK	G3223R108	40623	540500	SH		SOLE		540500
D	Federated Department Stores	COMMON STOCK	31410H101	2819	67300	SH		SOLE		67300
D	Gap Inc.	COMMON STOCK	364760108	14723	860000	SH		SOLE		860000
D	Genelabs Technologies	COMMON STOCK	368706107	154	100000	SH		SOLE		100000
D	Genesis Microchip Inc.	COMMON STOCK	37184C103	15121	1345322	SH		SOLE		1345322
D	Goldman Sachs Group Inc.	COMMON STOCK	38141G104	734	8750	SH		SOLE		8750
D	Hasbro Inc	COMMON STOCK	418056107	23178	1240800	SH		SOLE		1240800
D	IDEC Pharmaceuticals Corp.	COMMON STOCK	449370105	56226	1689000	SH		SOLE		1689000
D	Ilex Oncology Inc	COMMON STOCK	451923106	6708	400000	SH		SOLE		400000
D	Intel Corp	COMMON STOCK	458140100	36931	1342000	SH		SOLE		1342000
D	Interactivecorp	COMMON STOCK	45840Q101	19708	594000	SH		SOLE		594000
D	Intermune Inc.	COMMON STOCK	45884X103	12989	679000	SH		SOLE		679000
D	John Hancock Financial Services	COMMON STOCK	41014S106	39278	1162100	SH		SOLE		1162100
D	Knight - Ridder Inc	COMMON STOCK	499040103	16941	254000	SH		SOLE		254000
D	Kookmin Bank Spon ADR	ADRS STOCKS	50049M109	1276	38800	SH		SOLE		38800
D	Kraft Foods Inc-A	COMMON STOCK	50075N104	23452	795000	SH		SOLE		795000
D	Lamar Advertising Co.	COMMON STOCK	512815101	9780	332000	SH		SOLE		332000
D	Lowe's Companies	COMMON STOCK	548661107	4463	86000	SH		SOLE		86000
D	Mandalay Resort Group	COMMON STOCK	562567107	19805	500000	SH		SOLE		500000
D	Medimmune Inc.	COMMON STOCK	584699102	22992	696100	SH		SOLE		696100
D	MGIC InvestmentCorp.	COMMON STOCK	552848103	354	6800	SH		SOLE		6800
D	MI Developments Inc - Cl A	COMMON STOCK	55304X104	3132	138000	SH		SOLE		138000
D	Millennium Pharmaceuticals	COMMON STOCK	599902103	62634	4054000	SH		SOLE		4054000
D	Morgan Stanley Dean Witer	COMMON STOCK	617446448	4405	87300	SH		SOLE		87300
D	Nektar Therapeutics	COMMON STOCK	640268108	7296	570000	SH		SOLE		570000
D	Neurochem Inc.	ADRS STOCKS	64125K101	8346	691500	SH		SOLE		691500
D	Nexmed Inc	COMMON STOCK	652903105	3609	900000	SH		SOLE		900000
D	Palatin Technologies	COMMON STOCK	696077304	24	5000	SH		SOLE		5000
D	Palm Inc.	COMMON STOCK	696642206	983	50899	SH		SOLE		50899
D	Pfizer Inc.	COMMON STOCK	717081103	109860	3616200	SH		SOLE		3616200
D	Regal Entertainment Group	COMMON STOCK	758766109	55746	2997100	SH		SOLE		2997100
D	Savient Pharmaceutical	COMMON STOCK	80517Q100	92	18300	SH		SOLE		18300
D	SBC Communications	COMMON STOCK	78387G103	40050	1800000	SH		SOLE		1800000
D	Sprint Corp.	COMMON STOCK	852061100	19765	1309000	SH		SOLE		1309000
D	Target Corp.	COMMON STOCK	87612E106	17166	456200	SH		SOLE		456200
D	Vaxgen Inc	COMMON STOCK	922390208	3138	260000	SH		SOLE		260000
D	Vertex Pharmaceuticals Inc	COMMON STOCK	92532F100	17681	1437500	SH		SOLE		1437500
D	Vodafone Airtouch PLC - ADR	ADRS STOCKS	92857W100	1316	65000	SH		SOLE		65000
D	W.P. Stewart & Co. Ltd.	COMMON STOCK	G84922106	21710	1038800	SH		SOLE		1038800
D	Wells Fargo Company	COMMON STOCK	949746101	9388	182300	SH		SOLE		182300
D	Willis Group Holdings Ltd.	COMMON STOCK	G96655108	127403	4143200	SH		SOLE		4143200




S REPORT SUMMARY 65 DATA RECORDS 1,587,425
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.